                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [X] ;  Amendment Number: 1
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [X] adds new holdings
                                           entries.
Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
            -----------------------------------------
Address:    420 East Fourth Street
            ----------------------
            Cincinnati, OH  45202
            --------------  -----


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------

Signature, Place, and Date of Signing:


/s/ William F. Ledwin             Cincinnati, OH                 5/10/02
---------------------------       ---------------             ------------
[Signature]                        [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     55,738,777

Form 13F Information Table Value Total:     1,502,719,319

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.     Form 13F File Number         Name

                                                                                                           ------------------
PAGE 1 OF 5     FORM 13F  NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.              (SEC USE ONLY)
                                                                        12/31/2001                         ------------------


                                                                                       Item 6:
                                                       Item 4:        Item 5:     Investment Discretion
          Item 1:           Item 2:       Item 3:        Fair         Shares or   -----------------------     Item 7:
       Name of Issuer      Title of       CUSIP         Market        Principal  (a)  (b) Shared   (c)       Managers
                             Class        Number         Value          Amount   sole as Defined  Shared   See Instr. V.
                                                                                     in Instr. V.  Other
-------------------------------------------------------------------------------------------------------------------------
                               com       G3921A100         27,612      32,872     X
-------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc     ord       G90078109     15,257,115     451,129     X
-------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd           ord       Y2573F102     18,662,421     777,924     X
-------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                     com       001055102      1,158,937      47,188     X
-------------------------------------------------------------------------------------------------------------------------
AES Corp                       com       00130H105      1,271,213      77,750     X
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                com       00184A105      3,869,655     120,550     X
-------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.              com       002824100        379,100       6,800     X
-------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                     com       013817101     20,233,282     569,150     X
-------------------------------------------------------------------------------------------------------------------------
Alltel Corp                    com       020039103     13,928,696     225,639     X
-------------------------------------------------------------------------------------------------------------------------
American Express               com       025816109        335,486       9,400     X
-------------------------------------------------------------------------------------------------------------------------
AmericanHome Products          com       026609107      1,483,071      24,170     X
-------------------------------------------------------------------------------------------------------------------------
American Intl. Group           com       026874107      8,682,032     109,347     X
-------------------------------------------------------------------------------------------------------------------------
Amgen Inc                      com       031162100      6,492,519     115,034     X
-------------------------------------------------------------------------------------------------------------------------
Analog Devices                 com       032654105     20,680,191     465,875     X
-------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.       com       035229103     29,640,580     655,620     X
-------------------------------------------------------------------------------------------------------------------------
Apollo Group Inc            com Cl A     037604105      2,357,399      52,375     X
-------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                  com       038505103        127,800      18,000     X
-------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing      com       053015103        217,930       3,700     X
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.          com       060505104     18,432,201     292,807     X
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.          com       064057102      2,460,689      60,311     X
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.          com       064057102     12,076,147     295,984              X                 1
-------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                 com       06423A103        431,073      11,039     X
-------------------------------------------------------------------------------------------------------------------------
Baxter International           com       071813109     15,637,435     291,580     X
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos. Inc.         com       073902108        516,032       8,800     X
-------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond              com       075896100      4,670,572     137,775     X
-------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                 com       079860102      1,068,429      28,006     X
-------------------------------------------------------------------------------------------------------------------------
Best Buy Co. Inc.              com       086516101      5,278,770      70,875     X
-------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb           com       110122108     17,116,722     335,622     X
-------------------------------------------------------------------------------------------------------------------------
Broadwing                      com       111620100     13,779,607   1,450,484     X
-------------------------------------------------------------------------------------------------------------------------
Broadwing                      com       111620100     10,662,612   1,422,814              X                 1
-------------------------------------------------------------------------------------------------------------------------
Brocade Communications         com       111621108      3,486,708     105,275     X
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.               com       125896100     16,358,423     680,750     X
-------------------------------------------------------------------------------------------------------------------------
CVS Corporation                com       126650100     16,018,484     541,165     X
-------------------------------------------------------------------------------------------------------------------------
Cardinal Health                com       14149Y108      4,471,692      69,157     X
-------------------------------------------------------------------------------------------------------------------------
Centennial Comms. Co.       CL A New     15133V208        245,760      24,000     X
-------------------------------------------------------------------------------------------------------------------------
Charter One Financial          com       160903100     16,787,565     618,333     X
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                        304,303,960  10,207,300       0        0       0       2
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                        Item 8:
                                    Voting Authority
          Item 1:                        Shares
       Name of Issuer       ---------------------------------
                            (a) Sole       (b)      (c)
                                         Shared     None
-------------------------------------------------------------
                               32,872
-------------------------------------------------------------
Transocean Sedco Forex Inc    451,129
-------------------------------------------------------------
Flextronics Intl Ltd          777,924
-------------------------------------------------------------
Aflac Inc.                     47,188
-------------------------------------------------------------
AES Corp                       77,750
-------------------------------------------------------------
AOL Time Warner               120,550
-------------------------------------------------------------
Abbott Labs, Inc.               6,800
-------------------------------------------------------------
Alcoa Inc.                    569,150
-------------------------------------------------------------
Alltel Corp                   225,639
-------------------------------------------------------------
American Express                9,400
-------------------------------------------------------------
AmericanHome Products          24,170
-------------------------------------------------------------
American Intl. Group          109,347
-------------------------------------------------------------
Amgen Inc                     115,034
-------------------------------------------------------------
Analog Devices                465,875
-------------------------------------------------------------
Anheuser Busch Cos. Inc.      655,620
-------------------------------------------------------------
Apollo Group Inc               52,375
-------------------------------------------------------------
Aradigm Corp.                  18,000
-------------------------------------------------------------
Automatic Data Processing       3,700
-------------------------------------------------------------
Bank of America Corp.         292,807
-------------------------------------------------------------
Bank of New York Inc.          60,311
-------------------------------------------------------------
Bank of New York Inc.                    295,984
-------------------------------------------------------------
Bank One Corp.                 11,039
-------------------------------------------------------------
Baxter International          291,580
-------------------------------------------------------------
Bear Stearns Cos. Inc.          8,800
-------------------------------------------------------------
Bed Bath & Beyond             137,775
-------------------------------------------------------------
Bellsouth Corp                 28,006
-------------------------------------------------------------
Best Buy Co. Inc.              70,875
-------------------------------------------------------------
Bristol Myers Squibb          335,622
-------------------------------------------------------------
Broadwing                   1,450,484
-------------------------------------------------------------
Broadwing                              1,422,814
-------------------------------------------------------------
Brocade Communications        105,275
-------------------------------------------------------------
CMS Energy Corp.              680,750
-------------------------------------------------------------
CVS Corporation               541,165
-------------------------------------------------------------
Cardinal Health                69,157
-------------------------------------------------------------
Centennial Comms. Co.          24,000
-------------------------------------------------------------
Charter One Financial         618,333
-------------------------------------------------------------
COLUMN TOTALS:              8,488,502  1,718,798      0
-------------------------------------------------------------

-------------------------------------------------------------

                                                                                                           ------------------
PAGE 2 OF 5     FORM 13F  NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.              (SEC USE ONLY)
                                                                        12/31/2001                         ------------------


                                                                                                Item 6:
                                                               Item 4:      Item 5:      Investment Discretion
          Item 1:              Item 2:          Item 3:         Fair       Shares or    ------------------------     Item 7:
       Name of Issuer         Title of          CUSIP          Market      Principal    (a)  (b) Shared     (c)      Managers
                                Class           Number          Value        Amount     sole as Defined   Shared   See Instr. V.
                                                                                             in Instr. V.  Other
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                  com         162813109         35,100        1,950     X
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                  com         162813109        630,000       35,000                 X                           1
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                  com         166764100     18,084,015      201,808     X
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                          com         171232101     13,018,575      188,675     X
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp           com         172062101     11,285,457      295,818     X
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp           com         172062101     18,530,256      485,721                 X                           1
------------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                        com         172474108        716,405       21,430     X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                  com         17275R102      7,332,829      404,905     X
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                  com         172908105        209,520        4,365     X
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                  com         172908105     79,265,310    1,641,150                 X                           1
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                           com         172967101     40,449,669      801,305     X
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                   com         194162103      3,350,944       58,025     X
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl                com         204912109     25,921,373      751,562     X
------------------------------------------------------------------------------------------------------------------------------------
Conagra Foods Inc.                  com         205887102        558,595       23,500     X
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc                     com         206197105      6,383,905      194,750     X
------------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc.                        com         208251504     23,493,952      830,175     X
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group          com         210371100        803,138       30,250     X
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation               com         212485106      1,098,457       29,300     X
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation               com         212485106     55,249,538    1,473,714                 X                           1
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Ind. Inc.        com         222372104        552,276       13,480     X
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company                  com         233331107        629,100       15,000     X
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Productions         com Disney      254687106        266,376       12,856     X
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New       com         25746U109     10,642,207      177,075     X
------------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.              com         263534109     18,978,292      446,443     X
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy                         com         264399106      1,688,180       43,000     X
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp.                         com         268648102        389,760       29,000     X
------------------------------------------------------------------------------------------------------------------------------------
Equitable Resources Inc             com         294549100        783,610       23,000     X
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation             com         30231G102     12,092,767      307,703     X
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.              com         313400301      6,748,234      103,184     X
------------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.             com         313586109     20,714,917      260,566     X
------------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores               com         31410H101     10,229,703      250,116     X
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                 com         316773100      9,071,996      147,923     X
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                 com         316773100     96,274,415    1,526,010                 X                           1
------------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc            com         337477103        228,420        4,500     X
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories Inc             com         345838106      3,974,575       48,500     X
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co.                         com         364730101        363,042        5,400     X
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                       com         368710406      2,711,144       49,975
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                               502,756,052   10,937,134      0             0             0          5
------------------------------------------------------------------------------------------------------------------------------------

                                                      Item 8:
                                                Voting Authority
          Item 1:                                     Shares
       Name of Issuer                 ---------------------------------
                                          (a) Sole       (b)      (c)
                                                        Shared   None
-----------------------------------------------------------------------
Checkfree Corp New                            1,950
-----------------------------------------------------------------------
Checkfree Corp New                                        35,000
-----------------------------------------------------------------------
ChevronTexaco Corp                          201,808
-----------------------------------------------------------------------
Chubb Corp                                  188,675
-----------------------------------------------------------------------
Cincinnati Financial Corp                   295,818
-----------------------------------------------------------------------
Cincinnati Financial Corp                                485,721
-----------------------------------------------------------------------
Cinergy Corp                                 21,430
-----------------------------------------------------------------------
Cisco Systems Inc.                          404,905
-----------------------------------------------------------------------
Cintas Corporation                            4,365
-----------------------------------------------------------------------
Cintas Corporation                                     1,641,150
-----------------------------------------------------------------------
Citigroup                                   801,305
-----------------------------------------------------------------------
Colgate Palmolive                            58,025
-----------------------------------------------------------------------
Computer Assoc. Intl                        751,562
-----------------------------------------------------------------------
Conagra Foods Inc.                           23,500
-----------------------------------------------------------------------
Concord EFS Inc                             194,750
-----------------------------------------------------------------------
Conoco, Inc.                                830,175
-----------------------------------------------------------------------
Constellation Energy Group                   30,250
-----------------------------------------------------------------------
Convergys Corporation                        29,300
-----------------------------------------------------------------------
Convergys Corporation                                  1,473,714
-----------------------------------------------------------------------
Countrywide Credit Ind. Inc.                 13,480
-----------------------------------------------------------------------
DTE Energy Company                           15,000
-----------------------------------------------------------------------
Walt Disney Productions                      12,856
-----------------------------------------------------------------------
Dominion Resources Inc/VA New               177,075
-----------------------------------------------------------------------
Du Pont de Nemours Co.                      446,443
-----------------------------------------------------------------------
Duke Energy                                  43,000
-----------------------------------------------------------------------
E M C Corp.                                  29,000
-----------------------------------------------------------------------
Equitable Resources Inc                      23,000
-----------------------------------------------------------------------
Exxon Mobil Corporation                     307,703
-----------------------------------------------------------------------
Federal Home Loan Mtg.                      103,184
-----------------------------------------------------------------------
Federal Natl Mtg Assoc.                     260,566
-----------------------------------------------------------------------
Federated Dept Stores                       250,116
-----------------------------------------------------------------------
Fifth Third Bancorp                         147,923
-----------------------------------------------------------------------
Fifth Third Bancorp                                    1,526,010
-----------------------------------------------------------------------
First Virginia Banks Inc                      4,500
-----------------------------------------------------------------------
Forest Laboratories Inc                      48,500
-----------------------------------------------------------------------
Gannett Co.                                   5,400
-----------------------------------------------------------------------
Genentech Inc                                49,975
-----------------------------------------------------------------------
COLUMN TOTALS:                            5,775,539    5,161,595     0
-----------------------------------------------------------------------

                                                                                                           ------------------
PAGE 3 OF 5     FORM 13F  NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.              (SEC USE ONLY)
                                                                        12/31/2001                         ------------------


                                                                                                Item 6:
                                                                 Item 4:       Item 5:      Investment Discretion
          Item 1:              Item 2:          Item 3:           Fair        Shares or    ------------------------     Item 7:
       Name of Issuer         Title of          CUSIP            Market       Principal    (a)  (b) Shared     (c)      Managers
                                Class           Number            Value         Amount     sole as Defined   Shared   See Instr. V.
                                                                                                in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                com         369604103        13,064,958      325,972     X
-----------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp.               com         381197102           449,780       17,200     X
-----------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy Inc             com         391164100         1,134,000       45,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Gric Communications Inc             com         398081109            13,313       10,401     X
-----------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc                 com         412822108         3,195,601       58,840     X
-----------------------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New       CL A         421933102        20,427,220    1,110,175     X
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                     com         428236103        20,097,363      978,450     X
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06        Sub Nt Conv.     432848AL3         2,655,000    3,000,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                    com         437076102         9,122,679      178,841     X
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International             com         438516106        13,801,266      408,079     X
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                 com         452308109         1,151,240       17,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                  com         456866102        23,960,057      573,070     X
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         com         458140100        24,208,700      769,752     X
-----------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.                   com         459200101        39,011,657      322,517     X
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                   com         478160104         2,562,458       43,358     X
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                      com         494368103        29,346,850      490,750     X
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceutials                 com         495582108         5,302,830      125,870     X
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International New          CL A         529771107        24,531,315      415,784     X
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Medica Corp                 com         530718105           787,192       56,228     X
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.                       com         532457108           758,775        9,661     X
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.              com         534187109        28,044,561      577,405     X
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp                          com         540424108           221,520        4,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                      com         548661107         7,962,564      171,570     X
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA              sponsored adr    55068R202           487,808       29,600     X
-----------------------------------------------------------------------------------------------------------------------------------
Magna International                cl a         559222401        26,065,225      410,670     X
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                          com         574599106        25,543,087    1,042,575     X
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.                 com non vtg     579780206           427,045       10,175     X
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation               com         580135101           633,136       23,919     X
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                       com         584699102         2,076,480       44,800     X
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                     com         585055106         8,563,592      167,225     X
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp               com         58551A108           259,578        6,900     X
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                   com         589331107        14,143,576      240,537     X
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc              com         590188108           208,480        4,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Messagemedia Inc                    com         590787107             6,972       49,800     X
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                     com         594918104        11,717,637      176,870     X
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Mfg              com         604059105           287,841        2,435     X
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter        com new       617446448         8,156,052      145,800     X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  370,387,408   12,065,229       0           0       0         0
-----------------------------------------------------------------------------------------------------------------------------------

                                         Item 8:
                                   Voting Authority
          Item 1:                        Shares
       Name of Issuer         ---------------------------
                               (a) Sole      (b)     (c)
                                            Shared  None
---------------------------------------------------------
---------------------------------------------------------
General Electric Co.             325,972
---------------------------------------------------------
Golden State Bancorp.             17,200
---------------------------------------------------------
Great Plains Energy Inc           45,000
---------------------------------------------------------
Gric Communications Inc           10,401
---------------------------------------------------------
Harley Davidson Inc               58,840
---------------------------------------------------------
Health Management Assoc. New   1,110,175
---------------------------------------------------------
Hewlett Packard                  978,450
---------------------------------------------------------
Hilton Hotel 5% 5/15/06        3,000,000
---------------------------------------------------------
Home Depot, Inc.                 178,841
---------------------------------------------------------
Honeywell International          408,079
---------------------------------------------------------
Illinois Tool Works               17,000
---------------------------------------------------------
Ingersoll-Rand Co.               573,070
---------------------------------------------------------
Intel Corp.                      769,752
---------------------------------------------------------
Int'l. Bus. Mach.                322,517
---------------------------------------------------------
Johnson & Johnson                 43,358
---------------------------------------------------------
Kimberly Clark                   490,750
---------------------------------------------------------
King Pharmaceutials              125,870
---------------------------------------------------------
Lexmark International New        415,784
---------------------------------------------------------
Liberty Medica Corp               56,228
---------------------------------------------------------
Eli Lilly Co.                      9,661
---------------------------------------------------------
Lincoln National Corp.           577,405
---------------------------------------------------------
Loews Corp                         4,000
---------------------------------------------------------
Lowes Co. Inc.                   171,570
---------------------------------------------------------
Luxottica Grp SPA                 29,600
---------------------------------------------------------
Magna International              410,670
---------------------------------------------------------
Masco Corp                     1,042,575
---------------------------------------------------------
McCormick & Co.                   10,175
---------------------------------------------------------
McDonalds Corporation             23,919
---------------------------------------------------------
Medimmune Inc                     44,800
---------------------------------------------------------
Medtronic, Inc.                  167,225
---------------------------------------------------------
Mellon Financial Corp              6,900
---------------------------------------------------------
Merck & Co., Inc.                240,537
---------------------------------------------------------
Merrill Lynch & Co Inc             4,000
---------------------------------------------------------
Messagemedia Inc                  49,800
---------------------------------------------------------
Microsoft Corp.                  176,870
---------------------------------------------------------
Minnesota Mining & Mfg             2,435
---------------------------------------------------------
Morgan Stanley Dean Witter       145,800
---------------------------------------------------------
COLUMN TOTALS:                12,065,229         0     0
---------------------------------------------------------

---------------------------------------------------------

                                                                                                           ------------------
PAGE 4 OF 5     FORM 13F  NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.              (SEC USE ONLY)
                                                                        12/31/2001                         ------------------


                                                                                                 Item 6:
                                                                Item 4:        Item 5:     Investment Discretion
          Item 1:                Item 2:         Item 3:         Fair         Shares or   -----------------------       Item 7:
       Name of Issuer           Title of         CUSIP          Market        Principal  (a)    (b) Shared    (c)       Managers
                                  Class          Number          Value          Amount   sole   as Defined   Shared   See Instr. V.
                                                                                                in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp                  com         635405103        213,832        7,313     X
-----------------------------------------------------------------------------------------------------------------------------------
National Equipment Services         com         635847106        232,000      116,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc                        com         65473P105      2,030,779       88,065     X
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp. NY              com         659424105     13,878,062      433,826     X
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp                   com         668074107        252,600       12,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                       com         677240103      4,643,265      289,300                 X                           1
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07       Sub Deb CV 5%07   681904AD0     12,405,963   13,430,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Ominicom Group Inc                  com         681919106      7,581,347       84,850     X
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.                com         68389X105        407,160       29,483     X
-----------------------------------------------------------------------------------------------------------------------------------
Orion Power Holdings                com         686286105      1,044,000       40,000     X
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                       com         713448108      7,200,277      147,880     X
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                         com         717081103     15,009,940      376,661     X
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia                           com         71713U102        969,221       22,725     X
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc         com         718154107        662,303       14,445     X
-----------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co               com         718507106        219,949        3,650     X
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co             com         720186105        229,120        6,400     X
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap. Corp.            com         723484101      1,046,250       25,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                   com         724479100        270,792        7,200     X
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                    com         742718109      3,811,455       48,167     X
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc                 com         743263105        585,390       13,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Group           com         743866105        255,179        9,710     X
-----------------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New                com         745310102        831,820       38,000     X
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp                         com         747277101      3,067,852       68,926     X
-----------------------------------------------------------------------------------------------------------------------------------
Radioshack Corp.                    com         750438103     19,029,220      632,200     X
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications                  com         78387G103     11,096,195      283,283     X
-----------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                  com         784117103      3,343,779       74,125     X
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         Unit Ser 1      78462F103      1,714,500       15,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc                         com         786514208     17,633,112      422,350     X
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                      com         803111103        393,471       17,700     X
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.               com         806605101      1,837,089       51,301     X
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   com         806857108        750,068       13,650     X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                               132,645,990   16,822,210       0          0             0            1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                       Item 8:
                                                   Voting Authority
          Item 1:                                       Shares
       Name of Issuer                  ---------------------------------
                                          (a) Sole        (b)     (c)
                                                        Shared    None
-----------------------------------------------------------------------
-----------------------------------------------------------------------
National City Corp                            7,313
-----------------------------------------------------------------------
National Equipment Services                 116,000
-----------------------------------------------------------------------
Nisource Inc                                 88,065
-----------------------------------------------------------------------
North Fork Bancorp. NY                      433,826
-----------------------------------------------------------------------
Northwestern Corp                            12,000
-----------------------------------------------------------------------
Ohio Casualty                                            289,300
-----------------------------------------------------------------------
Omnicare Inc 5% 12/1/07                  13,430,000
-----------------------------------------------------------------------
Ominicom Group Inc                           84,850
-----------------------------------------------------------------------
Oracle Systems Corp.                         29,483
-----------------------------------------------------------------------
Orion Power Holdings                         40,000
-----------------------------------------------------------------------
PepsiCo, Inc.                               147,880
-----------------------------------------------------------------------
Pfizer Inc.                                 376,661
-----------------------------------------------------------------------
Pharmacia                                    22,725
-----------------------------------------------------------------------
Philip Morris Companies Inc                  14,445
-----------------------------------------------------------------------
Phillips Petroleum Co                         3,650
-----------------------------------------------------------------------
Piedmont Natural Gas Co                       6,400
-----------------------------------------------------------------------
Pinnacle West Cap. Corp.                     25,000
-----------------------------------------------------------------------
Pitney Bowes Inc.                             7,200
-----------------------------------------------------------------------
Procter & Gamble                             48,167
-----------------------------------------------------------------------
Progress Energy Inc                          13,000
-----------------------------------------------------------------------
Provident Financial Group                     9,710
-----------------------------------------------------------------------
Puget Energy Inc New                         38,000
-----------------------------------------------------------------------
QLogic Corp                                  68,926
-----------------------------------------------------------------------
Radioshack Corp.                            632,200
-----------------------------------------------------------------------
SBC Communications                          283,283
-----------------------------------------------------------------------
SEI Investments Co                           74,125
-----------------------------------------------------------------------
SPDR TR                                      15,000
-----------------------------------------------------------------------
Safeway Inc                                 422,350
-----------------------------------------------------------------------
Sara Lee Corp.                               17,700
-----------------------------------------------------------------------
Schering Plough Corp.                        51,301
-----------------------------------------------------------------------
Schlumberger Ltd.                            13,650
-----------------------------------------------------------------------
COLUMN TOTALS:                           16,532,910      289,300     0
-----------------------------------------------------------------------

-----------------------------------------------------------------------

                                                                                                           ------------------
PAGE 5 OF 5     FORM 13F  NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.              (SEC USE ONLY)
                                                                        12/31/2001                         ------------------


                                                                                                   Item 6:
                                                                  Item 4:       Item 5:     Investment Discretion
          Item 1:                Item 2:         Item 3:           Fair        Shares or   -----------------------       Item 7:
       Name of Issuer            Title of        CUSIP            Market       Principal   (a)   (b) Shared    (c)       Managers
                                  Class          Number            Value        Amount    sole   as Defined   Shared   See Instr. V
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Selectica Inc                       com         816288104           199,650       33,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc                  com         826170102         3,957,771      141,450     X
-----------------------------------------------------------------------------------------------------------------------------------
J. M. Smucker Co.                   com         832696306           212,280        6,000     X
-----------------------------------------------------------------------------------------------------------------------------------
Song Networks Hldg Aktiebolag  sponsored ADR    83544Q101            22,447       27,375     X
-----------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp               com         860630102        10,708,026    1,019,812                 X                   1
-----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                    com         866810104         1,062,572       86,388     X
-----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems                com         867363103         5,619,653      194,250     X
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International                  com         902124106        49,686,568      843,575     X
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                       com new       902973304           862,902       41,228     X
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                       com new       902973304         8,902,889      425,365                 X                   1
-----------------------------------------------------------------------------------------------------------------------------------
USA Education Inc.                  com         90390U102        15,101,923      179,742     X
-----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                  com         908908106           462,870       33,300     X
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications           CL A         914906102         5,681,798      140,430     X
-----------------------------------------------------------------------------------------------------------------------------------
U S Freightways Corp                com         916906100         8,627,935      274,775     X
-----------------------------------------------------------------------------------------------------------------------------------
Vectren Corporation                 com         92240G101           239,776        9,999     X
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co                 com         923436109         4,218,503       94,100     X
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications              com         92343V104        21,278,833      448,355     X
-----------------------------------------------------------------------------------------------------------------------------------
Viasystems Group Inc                com         92553H100            19,908       31,600     X
-----------------------------------------------------------------------------------------------------------------------------------
Vodaphone Group PLC            sponsored ADR    92857W100           226,883        8,835     X
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New              com         929903102           319,872       10,200     X
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                 com         931142103         3,179,464       55,247     X
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.              com         939322103           511,788       15,651     X
-----------------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Networks Inc.      com         94973H108        29,472,491      252,225     X
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                com         949746101           704,214       16,200     X
-----------------------------------------------------------------------------------------------------------------------------------
Williams Communications Group       com         969455104            36,268       15,433     X
-----------------------------------------------------------------------------------------------------------------------------------
Williams Companies Inc              com         969457100         5,866,410      229,875     X
-----------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc. GA New          Wrldcom Gp com    98157D106        14,748,715    1,047,494     X
-----------------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc                     com         98388B100           693,500       25,000     X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  192,625,909    5,706,904       0          0          0            2
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                  1,502,719,319   55,738,777       0          0          0           10
--------------------------------------------------------------=====================================================================

                                            Item 8:
                                       Voting Authority
          Item 1:                            Shares
       Name of Issuer            ---------------------------------
                                      (a) Sole       (b)      (c)
                                                    Shared   None
-------------------------------------------------------------------

-------------------------------------------------------------------
Selectica Inc                            33,000
-------------------------------------------------------------------
Siebel Systems Inc                      141,450
-------------------------------------------------------------------
J. M. Smucker Co.                         6,000
-------------------------------------------------------------------
Song Networks Hldg Aktiebolag            27,375
-------------------------------------------------------------------
Stifel Financial Corp                              1,019,812
-------------------------------------------------------------------
Sun MicroSystems                         86,388
-------------------------------------------------------------------
Sungard Data Systems                    194,250
-------------------------------------------------------------------
Tyco International                      843,575
-------------------------------------------------------------------
US Bancorp.                              41,228
-------------------------------------------------------------------
US Bancorp.                                          425,365
-------------------------------------------------------------------
USA Education Inc.                      179,742
-------------------------------------------------------------------
UnionBancorp, Inc.                       33,300
-------------------------------------------------------------------
Univision Communications                140,430
-------------------------------------------------------------------
U S Freightways Corp                    274,775
-------------------------------------------------------------------
Vectren Corporation                       9,999
-------------------------------------------------------------------
Veritas Software Co                      94,100
-------------------------------------------------------------------
Verizon Communications                  448,355
-------------------------------------------------------------------
Viasystems Group Inc                     31,600
-------------------------------------------------------------------
Vodaphone Group PLC                       8,835
-------------------------------------------------------------------
Wachovia Corp. 2nd New                   10,200
-------------------------------------------------------------------
Wal-Mart Stores Inc                      55,247
-------------------------------------------------------------------
Washington Mutual Inc.                   15,651
-------------------------------------------------------------------
Wellpoint Health Networks Inc.          252,225
-------------------------------------------------------------------
Wells Fargo & Co New                     16,200
-------------------------------------------------------------------
Williams Communications Group            15,433
-------------------------------------------------------------------
Williams Companies Inc                  229,875
-------------------------------------------------------------------
Worldcom Inc. GA New                  1,047,494
-------------------------------------------------------------------
Xcel Energy Inc                          25,000
-------------------------------------------------------------------
COLUMN TOTALS:                        4,261,727    1,445,177     0
-------------------------------------------------------------------

-------------------------------------------------------------------
GRAND TOTAL:                         47,123,907    8,614,870     0
------------------------------=====================================